Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 428,595	$ 536,927	$ 5,164
Short-term investments	100,000	100,000
Investments in securities, available-for-sale	69,190
Accounts receivable, net		58	352
Interest receivable	373	1,942
Prepaid expenses	1,501	1,777	184
Other current assets	358	93	1,795
Total current assets	600,017	640,797	7,495
Long-term assets
Investments in securities, available-for-sale	27,793
Intangible assets, net	1,290,453	1,307,265	263
Goodwill	423,920	423,920
Property, plant and equipment, net	101,099	96,856	69,595
Operating lease right-of-use assets	2,120	2,212	784
Total long-term assets	1,845,385	1,830,253	70,642
Total assets	2,445,402	2,471,050	78,137
Current liabilities
Accounts payable	2,669	617	577
Accrued liabilities	7,211	10,915	2,392
Due to related parties		142	178
Operating lease liabilities, current portion	364	347	130
Option liability			5,174
Total current liabilities	10,546	12,021	8,451
Long-term liabilities
Due to related parties			2,212
Earnout Shares liability	2,147	1,671
Warrant liability	70,021	55,920
Asset retirement obligation	2,103	2,060	2,416
Noncurrent operating lease liabilities	1,728	1,808	656
Tax Receivable Agreement liability	10,099	8,937
Deferred taxes	53,085	57,719
Total long-term liabilities	139,183	128,115	5,284
Total liabilities	149,729	140,136	13,735
Commitments and contingencies (Note 14)
Mezzanine shareholders’ and members’ equity
Redeemable non-controlling interests in subsidiary	1,635,900	1,545,905
Shareholders’ and members’ equity
Membership Interests: 4,987,845 units authorized; 3,722,355 units issued and outstanding as of December 31, 2022 (Predecessor)			262,622
Preferred stock, value
Additional paid-in-capital	737,802	851,841	26,288
Accumulated other comprehensive income	224		17
Accumulated deficit
Accumulated deficit	(78,274)	(66,853)	(224,525)
Total shareholders’ equity	659,773	785,009	64,402
Total liabilities, mezzanine shareholders’ equity and shareholders’ equity	2,445,402	2,471,050	78,137
Related Party
Current liabilities
Due to related parties	302	142	178
Long-term liabilities
Due to related parties			2,212
Class A Common Stock
Shareholders’ and members’ equity
Common stock, value	7	7
Class B Common Stock
Shareholders’ and members’ equity
Common stock, value	$ 14	$ 14